Inventories (Information) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	$ 17,452	$ 14,814
Inventories	6,328	4,930
Other Aquisitions [Member]
Classes of inventories [Line Items]
Inventories	24	63
Retail [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	13,134	11,049
Potash [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	1,285	1,183
Nitrogen [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	2,963	2,265
Phosphate [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	1,408	1,166
Corporate and Others Segment [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	0	74
Eliminations [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	(1,338)	(923)
Inventories [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	$ 17,243	$ 14,347